Leases - Summary of Supplemental Information Related to Operating Lease (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Supplemental Information Related to Operating Lease transactions [Line Items]
Lease liability payments	$ 57,319	$ 63,286
Lease assets obtained in exchange for liabilities	$ 33,964	$ 31,626
Weighted average remaining lease term — Operating leases	5 years	5 years 3 months 18 days
Weighted average discount rate — Operating leases	4.00%	3.90%